Administration of Plan Assets	12 Months Ended
Dec. 31, 2025
EBP 040
EBP, Description of Plan [Line Items]
Administration of Plan Assets	ADMINISTRATION OF PLAN ASSETS
As of December 31, 2025 and 2024, the assets of the Plan are managed by the T. Rowe Price Trust Company (T. Rowe Price), who invests cash received, dividends and interest income, and makes distributions to participants. T. Rowe Price also administers the receipt of principal and interest on the participant loans outstanding.